Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	5 years
Medical Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	3 years
Medical Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	10 years
Furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	3 years
Furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	7 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	3 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful lives of fixed assets	7 years